Derivative financial instruments and hedging activities - Summary of Fair Value of Derivative Instruments (Detail) - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Positive gross fair value	$ 102,967	$ 95,247
Impact on Positive fair values (Derivative assets) of netting agreements that qualify for balance sheet offset	(70,411)	(19,776)
Derivative financial assets	101,560	94,039
Impact on Negative fair values (Derivative liabilities) of netting agreements that qualify for balance sheet offset	(70,411)	(19,776)
Derivative financial liabilities	98,543	90,238
Held or issued for trading purposes [member]
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Positive gross fair value	100,725	92,483
Negative gross fair value	97,217	87,901
Held or issued for other-than-trading purposes [member]
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Positive gross fair value	2,242	2,764
Negative gross fair value	2,031	2,886
Gross fair values before netting [member]
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Positive gross fair value	102,967	95,247
Negative gross fair value	99,248	90,787
Net fair values after netting [member]
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Derivative financial assets	101,560	94,039
Derivative financial liabilities	98,543	90,238
Interest rate contracts forward rate agreements [member] | Held or issued for trading purposes [member]
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Positive gross fair value	30	308
Negative gross fair value	31	232
Interest rate contracts swaps [member] | Held or issued for trading purposes [member]
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Positive gross fair value	39,669	29,340
Negative gross fair value	32,570	25,501
Interest rate contracts swaps [member] | Held or issued for other-than-trading purposes [member]
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Positive gross fair value	848	1,226
Negative gross fair value	742	1,142
Interest rate contracts options purchased [member] | Held or issued for trading purposes [member]
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Positive gross fair value	5,898	3,211
Interest rate contracts options written [member] | Held or issued for trading purposes [member]
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Negative gross fair value	6,756	3,471
Interest rate contracts [member] | Held or issued for trading purposes [member]
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Positive gross fair value	45,597	32,859
Negative gross fair value	39,357	29,204
Interest rate contracts [member] | Held or issued for other-than-trading purposes [member]
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Positive gross fair value	848	1,226
Negative gross fair value	742	1,142
Foreign exchange contracts forward contracts [member] | Held or issued for trading purposes [member]
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Positive gross fair value	11,263	13,367
Negative gross fair value	11,755	12,929
Foreign exchange contracts forward contracts [member] | Held or issued for other-than-trading purposes [member]
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Positive gross fair value	116	31
Negative gross fair value	118	33
Foreign exchange contracts cross currency swaps [member] | Held or issued for trading purposes [member]
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Positive gross fair value	529	174
Negative gross fair value	223	258
Foreign exchange contracts cross currency swaps [member] | Held or issued for other-than-trading purposes [member]
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Positive gross fair value	193	212
Negative gross fair value	527	423
Foreign exchange contracts cross currency interest rate swaps [member] | Held or issued for trading purposes [member]
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Positive gross fair value	26,569	26,837
Negative gross fair value	26,188	25,849
Foreign exchange contracts cross currency interest rate swaps [member] | Held or issued for other-than-trading purposes [member]
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Positive gross fair value	904	1,145
Negative gross fair value	501	1,104
Foreign exchange contracts options purchased [member] | Held or issued for trading purposes [member]
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Positive gross fair value	1,242	1,540
Foreign exchange contracts options written [member] | Held or issued for trading purposes [member]
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Negative gross fair value	898	1,272
Foreign exchange contracts [member] | Held or issued for trading purposes [member]
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Positive gross fair value	39,603	41,918
Negative gross fair value	39,064	40,308
Foreign exchange contracts [member] | Held or issued for other-than-trading purposes [member]
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Positive gross fair value	1,213	1,388
Negative gross fair value	1,146	1,560
Credit derivatives [member] | Held or issued for trading purposes [member]
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Positive gross fair value	169	38
Negative gross fair value	279	89
Credit derivatives [member] | Held or issued for other-than-trading purposes [member]
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Negative gross fair value	3	5
Other contracts [member] | Held or issued for trading purposes [member]
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Positive gross fair value	15,356	17,668
Negative gross fair value	18,517	18,300
Other contracts [member] | Held or issued for other-than-trading purposes [member]
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Positive gross fair value	181	150
Negative gross fair value	140	179
Valuation adjustments determined on a pooled basis [member]
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Derivative asset valuation adjustment pooled basis	(697)	(625)
Derivative liability valuation adjustments determined on a pooled basis	5	34
Impact Of Netting Agreements [member]
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Impact on Positive fair values (Derivative assets) of netting agreements that qualify for balance sheet offset	(710)	(583)
Impact on Negative fair values (Derivative liabilities) of netting agreements that qualify for balance sheet offset	$ (710)	$ (583)